UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

03.31.2014

Guggenheim Funds Semi-Annual Report

Fundamental Alpha
Guggenheim Mid Cap Value Fund

SBMCV-SEMI-0314x0914	guggenheiminvestments.com

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
MID CAP VALUE FUND	6
NOTES TO FINANCIAL STATEMENTS	13
OTHER INFORMATION	20
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	23
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	27

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one Fund in our Guggenheim Funds Trust (the “Fund”) for the six-month period ended March 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system but, with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

* Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1.
Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2.
Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

	Expense Ratio1	Fund Return	Beginning Account Value September 30, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Mid Cap Value Fund
A-Class	1.39%	10.53%	$1,000.00	$1,105.30	$7.30
B-Class	2.22%	10.05%	1,000.00	1,100.50	11.63
C-Class	2.10%	10.12%	1,000.00	1,101.20	11.11

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Fund
A-Class	1.39%	5.00%	$1,000.00	$1,018.00	$6.99
B-Class	2.22%	5.00%	1,000.00	1,013.86	11.15
C-Class	2.10%	5.00%	1,000.00	1,014.46	10.55

1	Annualized and excludes expenses of the underlying funds in which the Funds invest.
2	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
3	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	March 31, 2014

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
B-Class	May 1, 1997
C-Class	January 29, 1999

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.6%
Computer Sciences Corp.	3.5%
Owens-Illinois, Inc.	2.8%
Covanta Holding Corp.	2.8%
Reinsurance Group of America, Inc. — Class A	2.7%
Cameco Corp.	2.4%
American Financial Group, Inc.	2.3%
Bunge Ltd.	2.2%
Orbital Sciences Corp.	2.0%
Whiting Petroleum Corp.	1.9%
Top Ten Total	27.2%

6 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
MID CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.5%

FINANCIALS - 26.9%
Hanover Insurance Group, Inc.	985,520	$60,550,348
Reinsurance Group of America, Inc. — Class A	454,574	36,197,728
American Financial Group, Inc.	526,320	30,373,927
Northern Trust Corp.	344,430	22,580,831
WR Berkley Corp.	461,500	19,207,629
Endurance Specialty Holdings Ltd.	309,400	16,655,002
Huntington Bancshares, Inc.	1,539,620	15,350,010
Alexandria Real Estate Equities, Inc.	205,230	14,891,489
BioMed Realty Trust, Inc.	688,600	14,109,414
SVB Financial Group*	94,420	12,159,407
Wintrust Financial Corp.	231,110	11,245,813
Lexington Realty Trust	1,019,270	11,120,236
Popular, Inc.*	347,330	10,763,757
First Niagara Financial Group, Inc.	1,064,300	10,057,635
Home Loan Servicing Solutions Ltd.	423,227	9,141,703
Ocwen Financial Corp.*	230,694	9,038,591
Zions Bancorporation	288,250	8,929,985
City National Corp.	111,290	8,760,749
Employers Holdings, Inc.	391,750	7,925,103
FirstMerit Corp.	372,872	7,766,924
First Midwest Bancorp, Inc.	412,938	7,052,981
Redwood Trust, Inc.	263,753	5,348,911
Investors Real Estate Trust	562,530	5,051,519
Campus Crest Communities, Inc.	261,320	2,268,258
Hancock Holding Co.	3,432	125,783
Total Financials		356,673,733

INDUSTRIALS - 15.7%
Covanta Holding Corp.	2,056,570	37,121,089
Orbital Sciences Corp.*	963,140	26,871,606
Navigant Consulting, Inc.*	1,279,350	23,872,671
Aegion Corp. — Class A*	915,096	23,161,079
Quanta Services, Inc.*	561,970	20,736,693
URS Corp.	358,670	16,879,010
ICF International, Inc.*	358,960	14,290,198
General Cable Corp.	554,125	14,191,141
DigitalGlobe, Inc.*	450,460	13,067,845
Towers Watson & Co. — Class A	59,231	6,755,296
United Stationers, Inc.	150,582	6,184,403
AZZ, Inc.	85,650	3,826,842
Saia, Inc.*	34,988	1,336,891
Thermoenergy Corp.*	2,701,839	64,844
Total Industrials		208,359,608

INFORMATION TECHNOLOGY - 11.6%
Computer Sciences Corp.	771,420	46,917,765
IXYS Corp.2	2,012,549	22,842,431
Maxwell Technologies, Inc.*,2	1,704,971	22,028,225

	Shares	Value

Global Payments, Inc.	257,220	$18,290,914
FLIR Systems, Inc.	333,298	11,998,728
Semtech Corp.*	426,190	10,799,655
RF Micro Devices, Inc.*	1,358,340	10,703,719
Liquidity Services, Inc.*	281,560	7,334,638
Integrated Device Technology, Inc.*	240,441	2,940,593
Total Information Technology		153,856,668

ENERGY - 10.8%
Cameco Corp.	1,415,860	32,423,194
Whiting Petroleum Corp.*	370,012	25,675,132
Superior Energy Services, Inc.	756,590	23,272,709
Oasis Petroleum, Inc.*	318,610	13,295,595
Patterson-UTI Energy, Inc.	383,270	12,141,994
Resolute Energy Corp.*	1,507,360	10,852,992
Sanchez Energy Corp.*	334,524	9,911,946
C&J Energy Services, Inc.*	319,620	9,320,119
Energy XXI Bermuda Ltd.	262,780	6,193,725
Total Energy		143,087,406

CONSUMER DISCRETIONARY - 9.3%
Brown Shoe Company, Inc.	771,195	20,467,514
DR Horton, Inc.	883,250	19,122,362
DeVry Education Group, Inc.	394,150	16,708,019
Cabela's, Inc.*	211,150	13,832,437
Scholastic Corp.	353,560	12,190,749
Jones Group, Inc.	797,811	11,943,231
Gentex Corp.	313,640	9,889,069
Guess?, Inc.	343,808	9,489,101
Chico's FAS, Inc.	589,500	9,449,685
Total Consumer Discretionary		123,092,167

MATERIALS - 9.0%
Owens-Illinois, Inc.*	1,097,700	37,135,192
Sonoco Products Co.	561,950	23,051,189
Royal Gold, Inc.	241,838	15,143,896
Landec Corp.*	946,613	10,564,201
Coeur Mining, Inc.*	1,084,798	10,077,773
Olin Corp.	341,109	9,418,019
Allied Nevada Gold Corp.*	1,616,510	6,967,158
Berry Plastics Group, Inc.*	275,240	6,371,806
Total Materials		118,729,234

UTILITIES - 5.7%
Black Hills Corp.	355,140	20,473,822
UGI Corp.	337,838	15,408,791
Pepco Holdings, Inc.	580,020	11,878,809
Great Plains Energy, Inc.	406,127	10,981,674
MDU Resources Group, Inc.	283,058	9,711,720
Westar Energy, Inc.	205,380	7,221,161
Total Utilities		75,675,977

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014
MID CAP VALUE FUND

	Shares	Value

HEALTH CARE - 5.1%
Kindred Healthcare, Inc.	782,716	$18,331,209
MEDNAX, Inc.*	268,542	16,644,233
Hologic, Inc.*	577,511	12,416,487
Alere, Inc.*	271,274	9,318,262
Edwards Lifesciences Corp.*	102,190	7,579,432
Universal Health Services, Inc. — Class B	39,990	3,281,979
Total Health Care		67,571,602

CONSUMER STAPLES - 4.4%
Bunge Ltd.	373,270	29,678,698
Hormel Foods Corp.	392,400	19,333,548
Ingredion, Inc.	144,250	9,820,540
Total Consumer Staples		58,832,786
Total Common Stocks
(Cost $974,090,319)		1,305,879,181

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1,3	858,334	60,152
Total Convertible Preferred Stocks
(Cost $819,654)		60,152

	Shares	Value

SHORT TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Prime Cash Management Fund	12,977,255	$12,977,255
Total Short Term Investments
(Cost $12,977,255)		12,977,255

	Face Amount

CONVERTIBLE BONDS†† - 0.6%
INDUSTRIALS - 0.6%
DryShips, Inc.
5.00% due 12/01/14	$7,525,000	7,440,344
Total Convertible Bonds
(Cost $7,010,865)		7,440,344

Total Investments - 100.1%
(Cost $994,898,093)		$1,326,356,932
Other Assets & Liabilities, net - (0.1)%		(830,610)
Total Net Assets - 100.0%		$1,325,526,322

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2	Affiliated issuers — See Note 10.
3	Illiquid security.

8 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $958,309,244)	$1,281,486,276
Investments in affiliated issuers, at value (cost $36,588,849)	44,870,656
Total investments (cost $994,898,093)	1,326,356,932
Prepaid expenses	68,440
Cash	9,998
Receivables:
Dividends	2,073,603
Securities sold	1,776,882
Fund shares sold	1,263,270
Interest	125,072
Foreign taxes reclaim	13,049
Total assets	1,331,687,246

Liabilities:
Payable for:
Securities purchased	2,135,106
Fund shares redeemed	1,959,254
Management fees	886,928
Distribution and service fees	432,660
Fund accounting/administration fees	106,964
Transfer agent/maintenance fees	51,617
Trustees' fees*	10,513
Miscellaneous	577,882
Total liabilities	6,160,924
Net assets	$1,325,526,322

Net assets consist of:
Paid in capital	$919,235,959
Accumulated net investment loss	(295,453)
Accumulated net realized gain on investments	75,126,977
Net unrealized appreciation on investments	331,458,839
Net assets	$1,325,526,322
A-Class:
Net assets	$1,088,858,215
Capital shares outstanding	27,552,665
Net asset value per share	$39.52
Maximum offering price per share (Net asset value divided by 95.25%)	$41.49
B-Class:
Net assets	$17,662,201
Capital shares outstanding	562,144
Net asset value per share	$31.42
C-Class:
Net assets	$219,005,906
Capital shares outstanding	6,689,682
Net asset value per share	$32.74

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $43,088)	$9,767,120
Interest	538,357
Total investment income	10,305,477

Expenses:
Management fees	5,100,211
Transfer agent/maintenance fees:
A-Class	798,936
B-Class	22,515
C-Class	125,431
Distribution and service fees:
A-Class	1,318,813
B-Class	95,252
C-Class	1,097,356
Fund accounting/administration fees	614,438
Trustees' fees*	52,955
Custodian fees	13,440
Tax expense	32
Miscellaneous	609,371
Total expenses	9,848,750
Net investment income	456,727

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	96,505,923
Investments in affiliated issuers	656,350
Options written	997,471
Net realized gain	98,159,744
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	28,288,111
Investments in affiliated issuers	1,605,671
Options written	(84,247)
Net change in unrealized appreciation (depreciation)	29,809,535
Net realized and unrealized gain	127,969,279
Net increase in net assets resulting from operations	$128,426,006

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 9

MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$456,727	$(331,094)
Net realized gain on investments	98,159,744	97,541,779
Net change in unrealized appreciation (depreciation) on investments	29,809,535	197,430,576
Net increase in net assets resulting from operations	128,426,006	294,641,261

Distributions to shareholders from:
Net realized gains
A-Class	(66,154,623)	(92,674,750)
B-Class	(1,531,403)	(2,844,203)
C-Class	(16,551,729)	(22,741,115)
Total distributions to shareholders	(84,237,755)	(118,260,068)

Capital share transactions:
Proceeds from sale of shares
A-Class	94,439,619	196,756,789
B-Class	80,453	437,407
C-Class	18,141,171	29,825,646
Distributions reinvested
A-Class	60,093,834	83,496,316
B-Class	1,462,878	2,720,726
C-Class	12,947,243	16,692,864
Cost of shares redeemed
A-Class	(143,635,916)	(292,306,316)
B-Class	(4,769,044)	(8,971,838)
C-Class	(36,463,759)	(44,208,482)
Net increase (decrease) from capital share transactions	2,296,479	(15,556,888)
Net increase in net assets	46,484,730	160,824,305

Net assets:
Beginning of period	1,279,041,592	1,118,217,287
End of period	$1,325,526,322	$1,279,041,592
Accumulated net investment loss at end of period	$(295,453)	$(752,180)

Capital share activity:
Shares sold
A-Class	2,448,906	5,636,342
B-Class	2,589	15,688
C-Class	565,742	1,023,309
Shares issued from reinvestment of distributions
A-Class	1,617,164	2,764,774
B-Class	49,371	110,419
C-Class	419,548	652,575
Shares redeemed
A-Class	(3,738,902)	(8,501,344)
B-Class	(154,934)	(319,547)
C-Class	(1,134,203)	(1,532,165)
Net increase (decrease) in shares	75,281	(149,949)

10 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2014a	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Data
Net asset value, beginning of period	$38.15	$33.05	$27.13	$29.55	$26.58	$28.41
Income (loss) from investment operations:
Net investment income (loss)b	.04	.04	(.07)	(.03)	.11	.08
Net gain (loss) on investments (realized and unrealized)	3.82	8.59	6.54	(2.31)	2.90	.82
Total from investment operations	3.86	8.63	6.47	(2.34)	3.01	.90
Less distributions from:
Net investment income	—	—	—	(.08)	(.04)	(.14)
Net realized gains	(2.49)	(3.53)	(.55)	—	—	(2.59)
Total distributions	(2.49)	(3.53)	(.55)	(.08)	(.04)	(2.73)
Net asset value, end of period	$39.52	$38.15	$33.05	$27.13	$29.55	$26.58

Total Returnc	10.53%	28.93%	24.13%	(7.98%)	11.32%	6.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,088,858	$1,038,762	$903,221	$973,467	$1,056,655	$781,883
Ratios to average net assets:
Net investment income (loss)	0.21%	0.11%	(0.22%)	(0.10%)	0.38%	0.40%
Total expenses	1.39%	1.39%	1.46%	1.32%	1.37%	1.48%
Portfolio turnover rate	13%	23%	19%	28%	23%	31%

B-Class	Period Ended March 31, 2014a	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Data
Net asset value, beginning of period	$30.95	$27.66	$22.99	$25.17	$22.78	$24.83
Income (loss) from investment operations:
Net investment income (loss)b	(.10)	(.19)	(.29)	(.24)	(.09)	(.06)
Net gain (loss) on investments (realized and unrealized)	3.06	7.01	5.51	(1.94)	2.48	.60
Total from investment operations	2.96	6.82	5.22	(2.18)	2.39	.54
Less distributions from:
Net realized gains	(2.49)	(3.53)	(.55)	—	—	(2.59)
Total distributions	(2.49)	(3.53)	(.55)	—	—	(2.59)
Net asset value, end of period	$31.42	$30.95	$27.66	$22.99	$25.17	$22.78

Total Returnc	10.05%	27.93%	23.02%	(8.66%)	10.49%	6.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,662	$20,584	$23,747	$27,960	$42,321	$58,221
Ratios to average net assets:
Net investment loss	(0.66%)	(0.67%)	(1.09%)	(0.86%)	(0.40%)	(0.34%)
Total expenses	2.22%	2.16%	2.33%	2.07%	2.12%	2.23%
Portfolio turnover rate	13%	23%	19%	28%	23%	31%

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 11

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2014a	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Data
Net asset value, beginning of period	$32.13	$28.57	$23.68	$25.93	$23.47	$25.49
Income (loss) from investment operations:
Net investment income (loss)b	(.08)	(.18)	(.25)	(.24)	(.09)	(.07)
Net gain (loss) on investments (realized and unrealized)	3.18	7.27	5.69	(2.01)	2.55	.64
Total from investment operations	3.10	7.09	5.44	(2.25)	2.46	.57
Less distributions from:
Net realized gains	(2.49)	(3.53)	(.55)	—	—	(2.59)
Total distributions	(2.49)	(3.53)	(.55)	—	—	(2.59)
Net asset value, end of period	$32.74	$32.13	$28.57	$23.68	$25.93	$23.47

Total Returnc	10.12%	27.98%	23.28%	(8.68%)	10.48%	6.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$219,006	$219,696	$191,249	$188,745	$193,986	$139,121
Ratios to average net assets:
Net investment loss	(0.52%)	(0.62%)	(0.92%)	(0.85%)	(0.37%)	(0.35%)
Total expenses	2.10%	2.12%	2.16%	2.07%	2.12%	2.22%
Portfolio turnover rate	13%	23%	19%	28%	23%	31%

a	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

12 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2014, the Trust consisted of sixteen separate funds. This report covers the Mid Cap Value Fund ( the “Fund”) while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent and provides administrative and accounting services to the Fund. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter to the Fund. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Fund’s securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with options thereupon obtaining information as to how (a) these contracts and other derivative investments trade in other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

14 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

F. Distributions of net investment income in the Fund and distributions of net realized gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

I. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

J. The Fund may leave cash overnight in their cash account with the custodian, Bank of New York Mellon Corp. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

The Fund may write call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Fund’s portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

The Fund utilized derivatives to achieve leveraged exposure. The use of derivative instruments by a Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rate:

Fund	Management Fees (as a % of net assets)
Mid Cap Value Fund	0.79%1

1	Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Fund in excess of $200 million.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of net assets)
Mid Cap Value Fund	0.095%

Minimum charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Fund. The transfer agent fees are assessed to the applicable class of the Fund in which they were incurred.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The Fund has adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares and 1.00% of the average daily net assets of the Fund’s B-Class and C-Class shares.

During the period ended March 31, 2014, GDL retained sales charges of $63,729 relating to sales of A-Class shares of the Fund.

Certain officers and trustees of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

16 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Value Fund	$1,318,856,436	$7,440,344	$60,152	$1,326,356,932

Financial assets and liabilities categorized as Level 2 consist of fixed income investments. Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations for the period ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2014:

Realized Gain(Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Options Written Equity Contracts	Total
Mid Cap Value Fund	$—	$—	$997,471	$997,471

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Options Written Equity Contracts	Total
Mid Cap Value Fund	$—	$—	$84,247	$84,247

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Options Written

Transactions in options written during the period ended March 31, 2014 were as follows:

Call Options Written

	Mid Cap Value Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2013	1,154	$390,057
Options Written	1,597	391,534
Options terminated in closing purchase transactions	—	—
Options expired	(2,751)	(781,591)
Options exercised	—	—
Balance at March 31, 2014	—	$—

Put Options Written

Mid Cap Value Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2013	—	$—
Options Written	1,609	215,880
Options terminated in closing purchase transactions	—	—
Options expired	(1,609)	(215,880)
Options exercised	—	—
Balance at March 31, 2014	—	$—

8. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders improved and the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

18 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Fund	$995,436,245	$384,968,273	$(54,047,586)	$330,920,687

9. Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Mid Cap Value Fund	$161,726,373	$234,307,157

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended March 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/13	Additions	Reductions	Value 03/31/14	Shares 03/31/14	Investment Income
Mid Cap Value Fund	Common Stock:
	IXYS Corp.	$20,615,574	$—	$—	$20,615,574	2,012,549	$—
	Maxwell Technologies, Inc.	15,481,137	—	—	15,481,137	1,704,971	—
	Total	$36,096,711	$—	$—	$36,096,711	3,717,520	$—

11. Other Liabilities

Mid Cap Value Fund wrote put option contracts through LBI that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2014.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its respective book equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Fund as of March 31, 2014, was $473,594.

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 19

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds voted on whether to approve the election of nominees to the Board of Directors of each corporation.  A description of the number of shares voted is as follows:

	For	Withhold	Total
Randall C. Barnes	25,511,441	844,276	26,355,717
Roman Friedrich III	26,062,314	293,403	26,355,717
Robert B. Karn III	26,042,598	313,119	26,355,717
Ronald A. Nyberg	26,091,609	264,108	26,355,717
Ronald E. Toupin, Jr.	26,075,975	279,742	26,355,717

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve the Funds from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,448,012	129,654	201,198

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve changes to the fundamental investment policies.  A description of the number of shares voted is as follows:

Diversification
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,387,294	180,960	210,610

Underwriting
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,386,271	179,562	213,031

Industry Concentration
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,381,371	173,594	223,899

Real Estate
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,371,867	182,914	224,083

20 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

Commodities
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,361,909	174,755	242,200
Loans
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,333,554	214,085	231,225

Borrowing
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,331,610	208,297	238,957

Senior Securities
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Fund	17,365,617	179,218	234,029

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 21

OTHER INFORMATION (Unaudited) (concluded)

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on November 11, 2013, in connection with other actions taken to consider whether to approve the reorganization of the funds from series of Kansas corporations (the “Predecessor Funds”) into series of a Delaware statutory trust, Guggenheim Funds Trust (the “Trust” and its series, the “New Series”), the members of the Boards of Directors of the Kansas corporations (collectively, the “Predecessor Board” and the members individually, “Directors”), including the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the corporations (the “Independent Directors”) appointed the then-investment advisers and sub-advisers of the Predecessor Funds, to serve in the same capacity to the corresponding New Series. The Predecessor Board also approved corresponding advisory and sub-advisory agreements, subject, for each Predecessor Fund, to approval of the reorganization of that fund by its shareholders and approval of the new agreements by the initial sole shareholder of the corresponding New Series. The Directors based their approval on a variety of factors, including: the findings they had made during their May, June and August 2013 meetings at which the advisory and sub-advisory agreements of the Predecessor Funds had the most recently been approved, which are discussed in the Annual Report of the Predecessor Funds for the fiscal year ended September 30, 2013; the fact that new agreements are the same as the agreements then in place for the Predecessor Funds except for the name of the signatory, the applicable state law and the term of the agreements; and the intention that the new agreements would be subject to re-consideration after the reorganizations at meetings scheduled to be held for these purposes in April and May 2014.

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Fund was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Fund’s distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Fund’s distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Fund or result in any material changes to the distribution of the Fund, including any changes to the distribution fees paid by the Fund.

Guggenheim Funds Trust

Guggenheim Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on November 8, 2013, is registered with the Securities and Exchange Commission (“SEC”) as an investment company. The Trust is an open-end management investment company that, upon the demand of the investor, must redeem its shares and pay the investor the next calculated NAV. The Guggenheim Enhanced World Equity Fund (“Enhanced World Equity Fund”), Guggenheim Large Cap Value Fund (“Large Cap Value Fund”), Guggenheim Mid Cap Value Fund (“Mid Cap Value Fund”), Guggenheim Mid Cap Value Institutional Fund (“Mid Cap Value Institutional Fund”), Guggenheim Small Cap Value Fund (“Small Cap Value Fund”), Guggenheim StylePlus—Large Core Fund (“StylePlus—Large Core Fund”), Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”) and Guggenheim World Equity Income Fund (“World Equity Income Fund”) (collectively, the “Funds”) were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (the “Predecessor Corporations”), different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at special meetings of shareholders, the shareholders of each Predecessor Fund approved the reorganization of each Predecessor Fund with and into a corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any such historical information provided for a series of the Trust that relates to periods prior to January 28, 2014, therefore, is that of the corresponding Predecessor Fund.

22 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82
Current: Mercator Minerals Ltd. (2013-present); First Americas Gold Corp. (2012-present); Zincore Metals, Inc. (2009-present).

Former: Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None.

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES (concluded)
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

24 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

OFFICERS (concluded)
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

26 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT | 27

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

28 | GUGGENHEIM MID CAP VALUE FUND SEMI-ANNUAL REPORT

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03.31.2014

Guggenheim Funds Semi-Annual Report

Fundamental Alpha
Guggenheim Mid Cap Value Institutional Fund

SBMCVI-SEMI-0314x0914	guggenheiminvestments.com

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
MID CAP VALUE INSTITUTIONAL FUND	6
NOTES TO FINANCIAL STATEMENTS	12
OTHER INFORMATION	19
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	22
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	26

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one Fund in our Guggenheim Funds Trust (the “Fund”) for the six-month period ended March 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system, but with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

* Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1.
Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2.
Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

	Expense Ratio1	Fund Return	Beginning Account Value September 30, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period2
Table 1. Based on actual Fund return3
Mid Cap Value Institutional Fund	1.05%	10.35%	$1,000.00	$1,103.50	$5.51

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Institutional Fund	1.05%	5.00%	$1,000.00	$1,019.70	$5.29

1	Annualized and excludes expenses of the underlying funds in which the Fund invests.
2	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
3	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	March 31, 2014

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:
July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	4.4%
Computer Sciences Corp.	3.4%
Owens-Illinois, Inc.	2.7%
Covanta Holding Corp.	2.7%
Reinsurance Group of America, Inc. — Class A	2.5%
Cameco Corp.	2.4%
American Financial Group, Inc.	2.2%
Bunge Ltd.	2.2%
Orbital Sciences Corp.	1.9%
Whiting Petroleum Corp.	1.9%
Top Ten Total	26.3%

6 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 95.0%

FINANCIALS - 25.5%
Hanover Insurance Group, Inc.	463,753	$28,492,984
Reinsurance Group of America, Inc. — Class A	201,193	16,020,999
American Financial Group, Inc.	245,510	14,168,382
Northern Trust Corp.	162,820	10,674,479
WR Berkley Corp.	214,380	8,922,496
Endurance Specialty Holdings Ltd.	156,170	8,406,631
Huntington Bancshares, Inc.	704,090	7,019,778
Alexandria Real Estate Equities, Inc.	91,900	6,668,264
BioMed Realty Trust, Inc.	308,370	6,318,501
Lexington Realty Trust	493,740	5,386,703
SVB Financial Group*	41,590	5,355,961
Popular, Inc.*	161,360	5,000,546
Wintrust Financial Corp.	102,750	4,999,815
First Niagara Financial Group, Inc.	510,000	4,819,500
Home Loan Servicing Solutions Ltd.	189,120	4,084,992
Ocwen Financial Corp.*	103,478	4,054,268
Zions Bancorporation	126,980	3,933,840
City National Corp.	49,030	3,859,642
First Midwest Bancorp, Inc.	202,729	3,462,611
FirstMerit Corp.	164,235	3,421,015
Employers Holdings, Inc.	165,394	3,345,921
Investors Real Estate Trust	238,110	2,138,228
Redwood Trust, Inc.	103,436	2,097,682
Campus Crest Communities, Inc.	115,900	1,006,012
Hancock Holding Co.	1,639	60,069
Total Financials		163,719,319

INDUSTRIALS - 15.1%
Covanta Holding Corp.	953,650	17,213,383
Orbital Sciences Corp.*	446,898	12,468,454
Navigant Consulting, Inc.*	611,180	11,404,618
Aegion Corp. — Class A*	410,115	10,380,010
Quanta Services, Inc.*	268,780	9,917,982
URS Corp.	171,827	8,086,179
ICF International, Inc.*	171,165	6,814,079
General Cable Corp.	252,161	6,457,843
DigitalGlobe, Inc.*	216,058	6,267,843
Towers Watson & Co. — Class A	27,931	3,185,531
United Stationers, Inc.	68,416	2,809,845
AZZ, Inc.	38,080	1,701,414
Saia, Inc.*	14,156	540,901
Total Industrials		97,248,082

INFORMATION TECHNOLOGY - 11.1%
Computer Sciences Corp.	361,940	22,013,190
IXYS Corp.*	938,399	10,650,830
Maxwell Technologies, Inc.*	769,411	9,940,790
Global Payments, Inc.	111,700	7,942,987

	Shares	Value

FLIR Systems, Inc.	158,756	$5,715,216
RF Micro Devices, Inc.*	650,980	5,129,722
Semtech Corp.*	194,660	4,932,684
Liquidity Services, Inc.*	131,530	3,426,357
Integrated Device Technology, Inc.*	111,688	1,365,944
Total Information Technology		71,117,720

ENERGY - 10.4%
Cameco Corp.	681,530	15,607,037
Whiting Petroleum Corp.*	172,101	11,942,089
Superior Energy Services, Inc.	337,940	10,395,034
Oasis Petroleum, Inc.*	152,640	6,369,667
Patterson-UTI Energy, Inc.	179,370	5,682,442
Resolute Energy Corp.*	694,660	5,001,552
C&J Energy Services, Inc.*	159,450	4,649,562
Sanchez Energy Corp.*	147,367	4,366,484
Energy XXI Bermuda Ltd.	120,020	2,828,871
Total Energy		66,842,738

CONSUMER DISCRETIONARY - 8.9%
Brown Shoe Company, Inc.	357,568	9,489,854
DR Horton, Inc.	421,650	9,128,723
DeVry Education Group, Inc.	196,873	8,345,446
Cabela's, Inc.*	94,040	6,160,560
Scholastic Corp.	160,870	5,546,798
Jones Group, Inc.	353,062	5,285,338
Chico's FAS, Inc.	282,420	4,527,193
Gentex Corp.	139,130	4,386,769
Guess?, Inc.	150,891	4,164,592
HydroGen Corp.*,1	1,265,700	1
Total Consumer Discretionary		57,035,274

MATERIALS - 8.7%
Owens-Illinois, Inc.*	509,260	17,228,265
Sonoco Products Co.	271,176	11,123,640
Royal Gold, Inc.	112,238	7,028,344
Landec Corp.*	432,610	4,827,928
Coeur Mining, Inc.*	500,231	4,647,146
Olin Corp.	158,954	4,388,720
Allied Nevada Gold Corp.*	728,630	3,140,395
Berry Plastics Group, Inc.*	131,660	3,047,929
Total Materials		55,432,367

UTILITIES - 6.0%
Black Hills Corp.	170,769	9,844,833
Great Plains Energy, Inc.	291,565	7,883,918
UGI Corp.	161,889	7,383,757
Pepco Holdings, Inc.	271,690	5,564,211
MDU Resources Group, Inc.	124,307	4,264,973
Westar Energy, Inc.	95,020	3,340,903
Total Utilities		38,282,595

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

HEALTH CARE - 4.8%
Kindred Healthcare, Inc.	343,812	$8,052,077
MEDNAX, Inc.*	121,666	7,540,859
Hologic, Inc.*	259,402	5,577,143
Alere, Inc.*	127,939	4,394,705
Edwards Lifesciences Corp.*	46,690	3,462,997
Universal Health Services, Inc. — Class B	18,290	1,501,060
Total Health Care		30,528,841

CONSUMER STAPLES - 4.5%
Bunge Ltd.	175,950	13,989,785
Hormel Foods Corp.	208,720	10,283,634
Ingredion, Inc.	66,610	4,534,809
Total Consumer Staples		28,808,228
Total Common Stocks
(Cost $462,319,641)		609,015,164

PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	793,750	55,626
Total Preferred Stocks
(Cost $757,980)		55,626

	Shares	Value

SHORT TERM INVESTMENTS† - 4.3%
Dreyfus Treasury Prime Cash Management Fund	27,574,225	$27,574,225
Total Short Term Investments
(Cost $27,574,225)		27,574,225

	Face Amount

CONVERTIBLE BONDS†† - 0.7%
INDUSTRIALS - 0.7%
DryShips, Inc.
5.00% due 12/01/14	$4,225,000	4,177,469
Total Convertible Bonds
(Cost $3,921,169)		4,177,469

Total Investments - 100.0%
(Cost $494,573,015)		$640,822,484
Other Assets & Liabilities, net - 0.0%		(200,689)
Total Net Assets - 100.0%		$640,621,795

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Affiliated issuers — See Note 10.
2
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

3	Illiquid Security.

8 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

Assets:
Investments, at value (cost $494,573,015)	$640,822,484
Prepaid expenses	28,168
Cash	4,414
Receivables:
Dividends	958,378
Securities sold	848,086
Fund shares sold	816,987
Interest	70,223
Foreign taxes reclaim	5,835
Total assets	643,554,575

Liabilities:
Payable for:
Fund shares redeemed	1,330,895
Securities purchased	1,053,592
Management fees	404,440
Fund accounting/administration fees	51,228
Transfer agent/maintenance fees	10,037
Trustees' fees*	2,336
Miscellaneous	80,252
Total liabilities	2,932,780
Net assets	$640,621,795

Net assets consist of:
Paid in capital	$465,323,844
Undistributed net investment income	1,593,999
Accumulated net realized gain on investments	27,454,483
Net unrealized appreciation on investments	146,249,469
Net assets	$640,621,795
Capital shares outstanding	47,433,631
Net asset value per share	$13.51

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

Investment Income:
Dividends (net of foreign withholding tax of $20,105)	$4,472,558
Interest	311,728
Total investment income	4,784,286

Expenses:
Management fees	2,255,272
Transfer agent/maintenance fees	272,228
Fund accounting/administration fees	285,664
Trustees' fees*	27,564
Custodian fees	4,776
Tax expense	661
Miscellaneous	309,831
Total expenses	3,155,996
Net investment income	1,628,290

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	35,654,390
Options written	449,897
Net realized gain	36,104,287

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	21,787,478
Investments in affiliated issuers	(6,329)
Options written	(37,743)
Net change in unrealized appreciation (depreciation)	21,743,406
Net realized and unrealized gain	57,847,693
Net increase in net assets resulting from operations	$59,475,983

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 9

MID CAP VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,628,290	$2,693,163
Net realized gain on investments	36,104,287	41,121,749
Net change in unrealized appreciation (depreciation) on investments	21,743,406	88,465,578
Net increase in net assets resulting from operations	59,475,983	132,280,490

Distributions to shareholders from:
Net investment income	(3,106,999)	(1,542,680)
Net realized gains	(35,348,105)	(46,688,296)
Total distributions to shareholders	(38,455,104)	(48,230,976)

Capital share transactions:
Proceeds from sale of shares	82,261,613	136,201,875
Distributions reinvested	23,335,832	27,245,300
Cost of shares redeemed	(57,461,572)	(166,772,360)
Net increase (decrease) from capital share transactions	48,135,873	(3,325,185)
Net increase in net assets	69,156,752	80,724,329

Net assets:
Beginning of period	571,465,043	490,740,714
End of period	$640,621,795	$571,465,043
Undistributed net investment income at end of period	$1,593,999	$3,072,708

Capital share activity:
Shares sold	6,301,715	11,673,620
Shares issued from reinvestment of distributions	1,834,578	2,629,855
Shares redeemed	(4,357,682)	(14,131,954)
Net increase in shares	3,778,611	171,521

10 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2014a	Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010		Year Ended September 30, 2009
Per Share Data
Net asset value, beginning of period	$13.09	$11.29	$9.97		$11.34		$10.49		$10.68
Income (loss) from investment operations:
Net investment income (loss)b	.04	.06	.03		.04		.08		.08
Net gain (loss) on investments (realized and unrealized)	1.26	2.90	2.30		(.87)		1.13		.27
Total from investment operations	1.30	2.96	2.33		(.83)		1.21		.35
Less distributions from:
Net investment income	(.07)	(.04)	(.04)		(.06)		(.01)		(.06)
Net realized gains	(.81)	(1.12)	(.97)		(.48)		(.35)		(.48)
Total distributions	(.88)	(1.16)	(1.01)		(.54)		(.36)		(.54)
Net asset value, end of period	$13.51	$13.09	$11.29		$9.97		$11.34		$10.49

Total Returnc	10.35%	28.89%	24.96%		(8.05%)		11.76%		5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$640,622	$571,465	$490,741		$472,266		$514,447		$317,455
Ratios to average net assets:
Net investment income	0.54%	0.51%	0.30%		0.34%		0.78%		0.82%
Total expenses	1.05%	1.01%	1.01%		0.98%		0.95%		0.98%
Net expenses	1.05%	1.01%	0.98	%d	0.90	%d	0.90	%d	0.91	%d
Portfolio turnover rate	16%	24%	33%		38%		20%		76%

a	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
d	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2014, the Trust consisted of sixteen separate funds. This report covers the Mid Cap Value Institutional Fund (the “Fund”) while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services to the Fund. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent and provides administrative and accounting services to the Fund. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter to the Fund. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Fund’s securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not

12 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with options thereupon, obtaining information as to how (a) these contracts and other derivative investments trade in other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

F. Distributions of net investment income in the Fund and distributions of net realized gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. When a fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class.

I. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

J. The Fund may leave cash overnight in their cash account with the custodian, Bank of New York Mellon Corp. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

The Fund may write call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Fund’s portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

The Fund utilized derivatives to achieve leveraged exposure. The use of derivative instruments by a Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

14 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rate:

Fund	Management Fees (as a % of net assets)
Mid Cap Value Institutional Fund	0.75%

RFS acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of net assets)
Mid Cap Value Institutional Fund	0.095%

Minimum charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

Certain officers and trustees of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Value Institutional Fund	$636,589,389	$4,177,469	$55,626	$640,822,484

Financial assets and liabilities categorized as Level 2 consist of fixed income investments. Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized options to minimally hedge the Fund’s portfolio to increase returns, to maintain exposure to the equity markets, create liquidity and to achieve leveraged exposure.

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations for the period ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2014:

Realized Gain(Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Options Written Equity Contracts	Total
Mid Cap Value Institutional Fund	$—	$—	$449,897	$449,897

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Options Written Equity Contracts	Total
Mid Cap Value Institutional Fund	$—	$—	$(37,743)	$(37,743)

16 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Options Written

Transactions in options written during the period ended March 31, 2014 were as follows:

Written Call Options

	Mid Cap Value Institutional Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2013	517	$174,748
Options Written	731	179,216
Options terminated in closing purchase transactions	—	—
Options expired	(1,248)	(353,964)
Options exercised	—	—
Balance at March 31, 2014	—	$—

Written Put Options

Mid Cap Value Institutional Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2013	—	$—
Options Written	715	95,933
Options terminated in closing purchase transactions	—	—
Options expired	(715)	(95,933)
Options exercised	—	—
Balance at March 31, 2014	—	$—

8. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Institutional Fund	$494,717,061	$169,357,864	$(23,252,441)	$146,105,423

9. Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Mid Cap Value Institutional Fund	$92,886,308	$98,368,719

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended March 31, 2014 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/13	Additions	Reductions	Value 03/31/14	Shares 03/31/14	Investment Income
Mid Cap Value Institutional Fund	Common Stock:
	HydroGen Corp.	$8,860	$—	$—	$1	1,265,700	$—
	Total	$8,860	$—	$—	$1	1,265,700	$—

11. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“Lehman”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by Lehman, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2014.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Fund as of March 31, 2014 was $15,940.

18 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds voted on whether to approve the election of nominees to the Board of Directors of each corporation. A description of the number of shares voted is as follows:

	For	Withhold	Total
Randall C. Barnes	26,507,318	108,992	26,616,310
Roman Friedrich III	26,507,440	108,870	26,616,310
Robert B. Karn III	26,502,500	113,810	26,616,310
Ronald A. Nyberg	26,510,110	106,200	26,616,310
Ronald E. Toupin, Jr.	26,507,278	109,032	26,616,310

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve the Funds from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,850,294	78,770	80,572

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve changes to the fundamental investment policies. A description of the number of shares voted is as follows:

Diversification
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,817,386	108,173	84,077

Underwriting
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,810,959	109,089	89,588

Industry Concentration
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,810,758	111,916	86,962

Real Estate
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,814,400	107,763	87,473

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 19

OTHER INFORMATION (Unaudited) (continued)

Commodities
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,808,283	109,859	91,494

Loans
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,790,366	119,339	99,931

Borrowing
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,783,595	124,918	101,123

Senior Securities
Fund	Shares For	Shares Against	Shares Abstained
Mid Cap Value Institutional Fund	21,808,391	110,042	91,203

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

20 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on November 11, 2013, in connection with other actions taken to consider whether to approve the reorganization of the funds from series of Kansas corporations (the “Predecessor Funds”) into series of a Delaware statutory trust, Guggenheim Funds Trust (the “Trust” and its series, the “New Series”), the members of the Boards of Directors of the Kansas corporations (collectively, the “Predecessor Board” and the members individually, “Directors”), including the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the corporations (the “Independent Directors”) appointed the then-investment advisers and sub-advisers of the Predecessor Funds, to serve in the same capacity to the corresponding New Series. The Predecessor Board also approved corresponding advisory and sub-advisory agreements, subject, for each Predecessor Fund, to approval of the reorganization of that fund by its shareholders and approval of the new agreements by the initial sole shareholder of the corresponding New Series. The Directors based their approval on a variety of factors, including: the findings they had made during their May, June and August 2013 meetings at which the advisory and sub-advisory agreements of the Predecessor Funds had the most recently been approved, which are discussed in the Annual Report of the Predecessor Funds for the fiscal year ended September 30, 2013; the fact that new agreements are the same as the agreements then in place for the Predecessor Funds except for the name of the signatory, the applicable state law and the term of the agreements; and the intention that the new agreements would be subject to re-consideration after the reorganizations at meetings scheduled to be held for these purposes in April and May 2014.

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Fund was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Fund’s distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Fund’s distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Fund or result in any material changes to the distribution of the Fund, including any changes to the distribution fees paid by the Fund.

Guggenheim Funds Trust

Guggenheim Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on November 8, 2013, is registered with the Securities and Exchange Commission (“SEC”) as an investment company. The Trust is an open-end management investment company that, upon the demand of the investor, must redeem its shares and pay the investor the next calculated NAV. The Guggenheim Enhanced World Equity Fund (“Enhanced World Equity Fund”), Guggenheim Large Cap Value Fund (“Large Cap Value Fund”), Guggenheim Mid Cap Value Fund (“Mid Cap Value Fund”), Guggenheim Mid Cap Value Institutional Fund (“Mid Cap Value Institutional Fund”), Guggenheim Small Cap Value Fund (“Small Cap Value Fund”), Guggenheim StylePlus—Large Core Fund (“StylePlus—Large Core Fund”), Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”) and Guggenheim World Equity Income Fund (“World Equity Income Fund”) (collectively, the “Funds”) were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (the “Predecessor Corporations”), different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at special meetings of shareholders, the shareholders of each Predecessor Fund approved the reorganization of each Predecessor Fund with and into a corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any such historical information provided for a series of the Trust that relates to periods prior to January 28, 2014, therefore, is that of the corresponding Predecessor Fund.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82
Current: Mercator Minerals Ltd. (2013-present); First Americas Gold Corp. (2012-present); Zincore Metals, Inc. (2009-present).

Former: Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None.

22 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES (concluded)
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

24 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

OFFICERS (concluded)
Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT | 25

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

26 | GUGGENHEIM MID CAP VALUE INSTITUTIONAL FUND SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Guggenheim Funds Trust

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 6, 2014

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 6, 2014

* Print the name and title of each signing officer under his or her signature.